CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Selling, general and administrative		$ 1,055	$ 5,460		$ 2,436		$ 9,841		$ 8,171	$ 13,675	$ 11,153
Research and development		1,573	6,383		7,477		19,803		25,225	34,754	25,728
Change in fair value of contingent consideration			(69,715)
Litigation settlement											28,966
Total operating costs and expenses		2,628	(57,872)		9,913		29,644		33,396	48,429	65,847
Loss from operations		(2,628)	57,872		(9,913)		(29,644)		(33,396)	(48,429)	(65,847)
Other (loss) income:
Change in fair value of convertible notes		2,582			(666)		(3,528)		15,261	(4,416)	795
Change in fair value of warrants			1,593							(4,416)	795
Change in fair value of embedded forward purchase agreements and derivative liabilities		(4,959)	(15,776)				(4,959)
Other income, net		5	186		141		114		142	289	(135)
Total other (loss) income, net		(2,372)	(13,997)		(525)		(8,373)		15,403	(4,127)	10,210
Loss before taxes		(5,000)	43,875		(10,438)		(38,017)		(17,993)	(52,556)	(55,637)
Income taxes	$ 0	0	0	$ 0	0	$ 0	0		0		0	$ 0
Loss and comprehensive loss		$ (5,000)	$ 43,875		$ (10,438)		$ (38,017)		$ (17,993)	$ (52,556)	$ (55,637)
Basic net loss per share		$ (0.04)	$ 1.19		$ (0.08)		$ (0.28)		$ (0.13)	$ (0.38)	$ (0.44)
Diluted net loss per share		$ (0.04)	$ 1.19		$ (0.08)		$ (0.28)		$ (0.13)	$ (0.38)	$ (0.44)
Weighted average shares of common stock outstanding used to compute basic net loss per share		138,848,177	37,159,600		138,848,177		138,848,177		138,848,177	138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share		138,848,177	37,159,600		138,848,177		138,848,177		138,848,177	138,825,356	126,252,622
Financial Designation, Predecessor and Successor [Fixed List]								Successor		Predecessor